RETIREMENT PLANS AND POST RETIEMENT PENSION PLANS - Deferred Profit Sharing Plan (Details) - Deferred Profit Sharing - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 74	$ 81
Projected Benefit Obligation	$ 74	$ 81